Share-based Payments	9 Months Ended
Sep. 30, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments
8. Share-based payments
The Company has six share-based payment plans for employees, directors and consultants. The share options granted will be settled in equity. Options granted under each of the six plans have a maximum life of 10 years. If the Company determines, and at its discretion, an arrangement may be made under the 2020 Long-Term Incentive Plan to substitute the right to acquire shares with a cash alternative of equivalent value.

As detailed in the table below, during the nine months ended September 30, 2021, 4,164,913 share options were granted under the 2020 Long-Term Incentive Plan (nine months ended September 30, 2020: 2,585,639 share options granted under the 2016 Share Option Scheme and 2020 Long-Term Incentive Plan). Options granted under these plans will vest if the option holder remains under respective contract of employment or contract of service for the agreed vesting period. The share options granted in the period will vest over a period of up to four
years.
The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options are exercised at a point in time of up to two years after vesting. This has been incorporated into the measurement by means of actuarial modelling. As NuCana plc was unlisted until October 2, 2017, it is not possible to derive historical volatility from the Company’s ADSs prior to October 2017. For options with an estimated life of greater than three years, the underlying expected volatility was determined by using the average of the historical volatility of similar listed entities as a proxy. Options granted with an estimated life of three years or less, have been valued using the Company’s own historical volatility rates.

	Options granted on
	January 13, 2021	February 10, 2021	February 10, 2021	February 10, 2021

Vesting dates	January 13, 2022	February 10, 2022	February 10, 2022	February 10, 2022
	January 13, 2023	February 10, 2023	February 10, 2023	February 10, 2023
	January 13, 2024	February 10, 2024	February 10, 2024	February 10, 2024
	January 13, 2025	February 10, 2025	February 10, 2025	February 10, 2025
Volatility	81.42%	81.45%	87.66%	83.86%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate	0.01%	0.11%	0.01%	0.05%
Fair value of option at grant date	£2.37	£2.74	£4.49	£4.49
Fair value of share at grant date	£3.92	£4.53	£4.53	£4.53
Exercise price at date of grant	£3.92	£4.53	£0.04	£0.04
Lapse date	January 13, 2031	February 10, 2031	—	February 10, 2031
Expected option life (years)	4.5	4.5	2.5	3.5
Number of options granted	200,000	872,775	91,888	337,000

	August 11, 2021	September 15, 2021	September 15, 2021	September 15, 2021

Vesting dates	August 11, 2022	Sept. 15, 2022	Sept. 15, 2022	Sept. 15, 2022
	August 11, 2023	Sept. 15, 2023	Sept. 15, 2023	Sept. 15, 2023
	August 11, 2024	Sept. 15, 2024	Sept. 15, 2024	Sept. 15, 2024
	August 11, 2025	Sept. 15, 2025	Sept. 15, 2025	Sept. 15, 2025
Volatility	81.07%	79.60%	82.06%	80.90%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate	0.28%	0.21%	0.29%	0.36%
Fair value of option at grant date	£0.95	£1.67	£1.67	£1.04
Fair value of share at grant date	£1.57	£1.71	£1.71	£1.71
Exercise price at date of grant	£1.57	£0.04	£0.04	£1.71
Lapse date	August 11, 2031	—	Sept. 15, 2031	Sept. 15, 2031
Expected option life (years)	4.5	2.5	3.5	4.5
Number of options granted	430,000	140,650	603,900	1,488,700
For the three months ended September 30, 2021, the Company has recognized £1.3 million of share-based payment expense in the statement of operations (three months ended September 30, 2020: £1.4 million). For the nine months ended September 30, 2021, the Company has recognized £4.9 million of share-based payment expense in the statement of operations (nine months ended September 30, 2020: £3.1 million).